Receivables, Prepayments and Other Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
Trade receivables, other than related parties	$ 706,000	$ 1,002,000
Other receivables	445,000	255,000
Unbilled accounts receivable	46,000	33,000	$ 24,000
Receivables from government grants	58,000	66,000
Receivables from related parties	11,000	12,000
Other current financial assets	57,000	52,000
Total	1,323,000	1,420,000
Non-current:
Advances to suppliers	189,000	213,000
Receivables from government grants	98,000	106,000
Other	31,000	24,000
Total	$ 318,000	$ 343,000